STATEMENTS OF CONSOLIDATED AND COMBINED OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 669,301	$ 420,857	$ 571,948		$ 393,631
Pipeline tariff income and other	3,584	1,884	3,075		3,237
Total revenues	672,885	422,741	575,023		396,868
Costs and expenses:
Lease operating	111,887	81,746	113,640		103,754
Pipeline operating	1,596	1,343	1,835		2,114
Exploration	1,465	2,265	2,356		9,800
Production and ad valorem taxes	33,623	23,478	27,146		23,624
Depreciation, depletion, and amortization	215,906	132,328	184,717		138,672
Impairment of proved oil and natural gas properties	67,181	21	6,600		28,871
Incentive unit compensation expense	969,390	19,069
General and administrative	61,061	55,982	125,358		69,187
Accretion of asset retirement obligations	4,601	4,016	5,581		5,009
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)		(34,905)
(Gain) loss on sale of properties	3,057	(86,218)	(85,621)		(9,761)
Other, net	(12)	622	649		502
Total costs and expenses	1,481,335	205,096	352,967		336,867
Operating income (loss)	(808,450)	217,645	222,056		60,001
Other income (expense):
Interest expense, net	(104,928)	(41,994)	(69,250)		(33,238)
Loss on extinguishment of debt	(37,248)
Amortization of investment premium					(194)
Other, net	102	81	145		535
Total other income (expense)	(142,074)	(41,913)	(69,105)		(32,897)
Income (loss) before income taxes	(950,524)	175,732	152,951		27,104
Income tax benefit (expense)	(14,398)	(1,432)	(1,619)		(107)
Net income (loss)	(964,922)	174,300	151,332		26,997
Net income (loss) attributable to noncontrolling interest	(34,851)	42,134	49,830		(2,701)
Net income (loss) attributable to Memorial Resource Development Corp.	(930,071)	132,166	101,502		29,698
Net (income) loss allocated to members	(20,305)	(122,639)	90,712		(7,620)
Net (income) loss allocated to previous owners	(1,425)	(9,527)	10,790		37,318
Net income (loss) available to common stockholders	(951,801)
Net income (loss) attributable to Memorial Resource Development LLC	(930,071)	132,166	101,502		29,698
Earnings per common share:
Basic	$ (4.94)
Diluted	$ (4.94)
Pro forma basic earnings per share			$ 0.31		$ (0.03)
Weighted average common and common equivalent shares outstanding:
Basic	192,500
Diluted	192,500
Pro forma diluted earnings per share			$ 0.30		$ (0.03)
Pro forma basic weighted average shares outstanding			192,500		192,500
Pro forma diluted weighted average shares outstanding			193,676	[1]	193,676	[1]
Pro Forma [Member]
Other income (expense):
Income (loss) before income taxes			152,951		27,104
Income tax benefit (expense)			(55,154)		(9,592)
Net income (loss)			97,797		17,512
Net income (loss) attributable to noncontrolling interest			31,861		(1,745)
Net (income) loss allocated to previous owners			(6,899)		(24,111)
Net income (loss) available to common stockholders			$ 59,037		$ (4,854)

[1]	Includes dilutive effect of 1,176 restricted common shares.